Other Investments Loans, and Receivables	12 Months Ended
Dec. 31, 2017
Other Investments Loans and Receivables [Abstract]
OTHER INVESTMENTS, LOANS AND RECEIVABLES
NOTE 9:-	OTHER INVESTMENTS, LOANS AND RECEIVABLES

a.	Composition

	December 31
	2017	2016
	NIS in millions
Loans to co-owners in development projects (1) (2) (3)	109	671
Other non-current deposits	19	551
Convertible debentures (3)	77	-
Governmental institutions	1	19
Tenants and Others	17	30
	223	1,271
Less - current maturities	5	48
	218	1,223

(1)	Includes secured loan to third party, loan amounted to € 3 million (NIS 13 million) that bears annual interest rate of 6%.
(2)	Includes an amount of NIS 66.5 million that bears annual interest of 3.75% for Ashkenazi's Company which is entitled to receive partial funding from Gazit Development in the sale of its rights in two plots of land, an office building in Israel as part of agreement to purchase the interests of the Ashkenazi company in Gazit Development by the Company and includes loan to Gazit Development in the amount of NIS 13.6 million that bears an average annual interest rate of 4.74%.
(3)	Includes investment in a convertible capital note of Luzon Group in the amount of NIS 15 million (2016 – includes investment in a capital note presented at fair value and loans to Luzon Group at depreciated cost, aggregating NIS 137 million.

On September 13, 2017, Gazit Development and a wholly-owned subsidiary (together: “Gazit Development”) signed an agreement with Luzon Group (superseding a previous agreement from January 2017), to liquidate the balance of the Group’s investment in Luzon Group, which comprised a capital note in the amount of NIS 495 million (of which NIS 125 million is convertible into shares of Luzon Group at a price per share of NIS 1.13130) as well as credit facilities of NIS 120 million that were extended by Gazit Development as the controlling shareholder in Luzon Group.

The agreement was performed in two stages and its main points are as follows:

a.	On September 30, 2017 (the first closing date), the loan granted by Gazit Development to Luzon Group was reduced from NIS 120 million to NIS 100 million, with the rate of interest thereon being increased. Also, Gazit Development was allotted Luzon Group shares in place of the interest that had accrued on the loan in the period from April 1, 2017 through September 30, 2017, at a price of NIS 0.9 per share (a total of 1.6 million shares, which is in addition to the 3.6 million shares allotted pursuant to the January 2017 agreement;

b.	In December 2017 (the second closing date), the aforesaid transaction was completed, as part of which:

1.	Luzon Group issued to Gazit Development unsecured listed debentures, which are convertible into Luzon Group shares, with a scope of NIS 100 million par value, in place of the loan that Gazit Development granted to Luzon Group, as referred to in subsection (a) above. Without derogating from the lock-up provisions prescribed under the Securities Law and its regulations, the aforesaid debentures will be blocked from being sold on the stock exchange until September 30, 2019. Moreover, the debentures will be subordinate to the existing bank debts of Luzon Group through January 31, 2022;

2.	Luzon Group issued to Gazit Development shares in place of the accrued interest on the loan for the period from October 1, 2017 through the second closing date, at a price of NIS 0.9 per share (approximately 1 million shares in total);

3.	In relation to the capital notes that the subsidiary of Gazit Development granted Luzon Group (in a total amount of NIS 495 million), it was agreed to retroactively cancel the existing interest component in the capital notes (the payment of which was a condition for the distribution of dividends). Moreover, the convertible capital note was reduced to an amount of NIS 94.5 million (from NIS 125 million) and would be convertible into 72 million Luzon Group shares. The amount by which the capital note was reduced (NIS 30.5 million) was added to the non-convertible part of the capital note, as stated below. Part of the convertible note was converted into Luzon Group shares (45 million shares). It should be noted that the subsidiary of Gazit Development has undertaken not to convert the capital notes if the conversion will result in a holding more than 18% of Luzon Group’s share capital;

4.	The balance of the capital note (the non-convertible part amounting to NIS 400.5 million) was converted into a premium on the shares issued in place of the interest in January 2017;

5.	Luzon Group issued to Gazit Development 3 million listed warrants that are exercisable into Luzon Group shares.

As aforesaid, upon the closing of the transaction, part of the capital note was converted, to the effect that, subsequent to the conversion, Gazit Development, together with the subsidiary, holds 18% of the share capital in Luzon Group.

In addition, as part of the agreement, Luzon Group has undertaken not to make a distribution until March 31, 2020. Moreover, Luzon Group and the subsidiaries under its control will grant a letter of waiver in favor of Gazit Development and parties related to it (including the Company) in respect to any claims in connection with Luzon Group, the cause or grounds for which arose in the period prior to the signing of the agreement (subject to exceptions), and the Company and Gazit Development granted an identical letter of waiver to Luzon Group and its subsidiaries.

b.	Maturity dates

	December 31
	2017	2016
	NIS in millions
Year 1 – current maturities	5	48
Year 1 – acquisition of investment property	13	539
Year 2	28	39
Year 3	9	309
Year 4	72	45
Year 5	4	79
Year 6 and thereafter	92	212
	223	1,271

c.	As for the linkage basis of other investments, loans and receivable, refer to Note 35.